SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Principles of presentation and consolidation

As the Reorganization was accounted for as restructuring of entities under common control, the accompanying combined and consolidated financial statements have been prepared by using historical cost basis and include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to these entities for all periods presented. The combined and consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim financial statements should be read in conjunction with the Group’s combined and consolidated financial statements for the years ended September 30,2023, 2024 and 2025.

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. Changes in estimates are recorded in the period they are identified. Significant accounting estimates reflected in the Group’s combined and consolidated financial statements primarily include but not limited to Significant accounting estimates reflected in the Group’s combined and consolidated financial statements include the estimated cost or input measure method used to calculate the revenue recognized in the Group’s , allowance for doubtful accounts and allowance for deferred tax assets and uncertain tax position. Actual results could differ from these estimates.

(c) Functional currency and foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company’s subsidiaries incorporated in PRC is the RMB. The functional currencies of the Company and its subsidiaries incorporated outside the PRC are their respective local currencies.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated monthly using the exchange rate of the last day of the previous month. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulated other comprehensive income in the combined and consolidated statements of changes in shareholders’ equity.

Monetary assets and liabilities denominated in currencies other than the entity’s applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized as other income (expense), net, in the combined and consolidated statements of operations.

(d) Convenience translation

Translations of balances in the combined and consolidated balance sheets, combined and consolidated statements of operations and comprehensive income and combined and consolidated statements of cash flows from RMB into United States dollar (“US$”) as of and for the year ended September 30, 2025 are solely for the convenience of the readers outside of the People’s Republic of China and were calculated at the rate of US$1.00 for RMB7.1190, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on September 30, 2025.

(e) Fair value

A financial instrument’s categorization within the fair value hierarchy as established by ASC 820, Fair value measurements and disclosure is based upon the lowest level of input that is significant to the fair value measurement. The established fair value hierarchy has three levels based on the reliability of the inputs used to measure fair value which include:

Level 1 —Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 —Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3 —Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, accounts receivable, note receivables, payables, related party receivables and related party receivables .

(f) Cash, cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly-liquid investments placed with banks, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(g) Restricted Cash

Cash that is restricted as to withdrawal or is used or pledged as security is reported separately on the face of the Group’s combined and consolidated balance sheets and is included in the total cash in the combined and consolidated statements of cash flows. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for performance of sales contract.

(h) Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly consist of amounts due from the Group’s customers, which are recorded net of allowance for doubtful accounts. The Group performs ongoing credit evaluations of its customers, and assesses allowance for doubtful accounts based on expected credit loss model on a portfolio basis. When specific customers are identified as no longer sharing the same risk profile as the current pool, they are removed from the pool and evaluated separately. Accounts receivable are written off when there is no reasonable expectation of recovery.

The Group elected to early adopt Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments using the modified retrospective transition method from January 1, 2020. The Group has developed a current expected credit losses (“CECL”) model for class of customers, including our related parties, with similar risk characteristics based on historical experience, credit quality of its customers, current economic conditions and supportable forecasts of future economic conditions that may affect customers’ ability to pay. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the financial statements.

(i) Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on our combined and consolidated balance sheets as “contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets having billing terms with the unconditional right to be billed beyond one year are classified as non-current assets.

The condition required for a payment to be converted to an accounts receivable under service contract to provide engineering solutions of intelligent projects is that the customer agrees the work progress performed by the Group and accepts the invoice issued by the Group.

The time frame for a contract asset to be reclassified to a receivable (or consideration from customer becomes unconditional) is between 6 months to 36 months.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized. Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

(j) Deferred Offering Costs

Deferred offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the IPO. These costs, together with the underwriting discounts and commissions, will be charged to permanent equity upon completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to expenses. As of September 30,2023, 2024 and 2025, the Company has incurred nil, RMB4,933,304 and nil of deferred offering costs, respectively.

(k) Revenue recognition

Revenues of the Group are primarily derived from providing engineering solutions of intelligent projects, operation and maintenance of intelligent projects, and sales of equipment and materials of intelligent systems. The Group applies ASU 2014-09, Revenue from Contracts with Customers — Topic 606 (“ASC 606”) for its revenue recognition for all periods presented.

Revenue is recognized when control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance

The Group accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration to collect is substantially probable.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents a contract liability when payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Revenue recognition policies for each type of revenue stream are as follows:

i) Service to provide engineering solutions of intelligent projects

Revenue relating to providing engineering solutions of intelligent projects are generally recognized based on the Group’s efforts or inputs to the satisfaction of its performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Group has the right to bill the customer as costs are incurred. Typically, revenue is recognized over time using an input measure (i.e., costs incurred to date relative to total estimated costs at completion) to measure progress. The Group generally uses the cost-to-cost measure of progress method because it best depicts the transfer of control to the customer which occurs as the Group incurs costs on its contracts. Under the cost-to-cost measure of progress method, the extent of progress towards completion is measured based on the ratio of total costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred. Any expected losses on this type of contracts in progress are charged to operations, in total, in the period the losses are identified.

The Group’s contract with the customer has payment terms specified based upon certain conditions. The payment terms usually include, but are not limited to, the following billing stages: 1) signing of the sales contract, 2) quarterly or monthly payment based on progress report agreed by the customer; 3) completion and acceptance of the project, and 4) completion of guarantee period, normally 12 months after completion. As the Group’s customers are required to pay the Group at different billing stages over the contract period, as such, the Group believes the progress payments limit the Group’s exposure to credit risk and the Group would be able to collect substantially all of the consideration gradually at different stages.

The timing of the satisfaction of our performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of our performance obligations and the unconditional right to payment would contribute to contract assets and contract liabilities.

Cost based input methods of revenue recognition require the Group to make estimates of costs to complete its projects. In making such estimates, significant judgment is required to evaluate assumptions related to the costs to complete its projects, including materials, labor, and other costs. The estimate of unit material costs are reviewed and updated on a quarterly basis, based on the updated information available in the supply markets. The estimate of material quantities to be used for completion is also reviewed and updated on a quarterly basis, based on the updated information on the progress of project execution. If the estimated total costs on any contract, including any inefficient costs, are greater than the net contract revenues, the Group recognizes the entire estimated loss in the period the loss becomes known. The cumulative effect of revisions to estimates related to net contract revenues or costs to complete contracts are recorded in the period in which the revisions to estimates are identified and the amounts can be reasonably estimated.

The Group has no obligations for returns, refunds or similar obligations for services to provide engineering solutions of intelligent projects,.

The aggregate amount of the transaction price allocated to the performance obligations for engineering solution service that are partially unsatisfied was RMB10,825,326 which is expected to recognize as revenue within 60 months as of September 30, 2025 using an input measure method for the for the engineering solution service.

ii) Service to provide operation and maintenance of intelligent projects

Revenue from maintenance type of contracts requires the Group to render routine maintenance on the customers’ various intellectualized systems during the contracted periods, which is generally between one to four years. Revenue generated from services of operation and maintenance of intelligent projects is recognized over the coverage period on a straight-line basis.

As of September 30,2025, the Group had system maintenance revenue amounting to RMB15,060,265 which is expected to be recognized within 36 months from September 30, 2025, all on a straight-line basis.

iii) Sales of equipment and materials of intelligent systems

The Group generates revenue from sales of equipment and materials of intelligent systems.

Product sales generally require customer acceptance. Thus, the revenue is recognized at point in time upon customer acceptance after goods are delivered to the customers. No product warranty is provided to customers under this type of sales contracts.

(l) Taxation

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the combined and consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group records liabilities related to uncertain tax positions when, despite the Group’s belief that the Group’s tax return positions are supportable, the Group believes that it is more likely than not that those positions may not be fully sustained upon review by tax authorities. Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense. The Group did not recognize any uncertain tax positions as of September 30,2023, 2024 and 2025.

(m) Leases

The Group adopted ASC 842, Leases (“ASC 842”) on January 1, 2019, using the modified retrospective transition method and adopted the package of practical expedients, which allowed the Group to (1) not reassess whether existing contracts contain leases, (2) carry forward the existing lease classification, and (3) not reassess initial direct costs associated with existing leases. Upon adoption of ASC 842, the Group elected to use the remaining lease term as of January 1, 2019 in estimation of the applicable discount rate for leases that were in place at adoption.

In evaluating whether an agreement constitute a lease upon adoption of ASC 842, the Group reviews the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group categorizes leases with contractual terms longer than twelve months as either operating or finance lease at the commencement date of a lease. All the leases of the group are operating leases. The Group also elected the short-term lease exemption for all contracts with an original lease term of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

Right of use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. ROU assets are recognized as the amount of the lease liability, adjusted for lease incentives received. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The discount rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate (“IBR”) or the rate implicit in the lease if available. The IBR is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in substance fixed payments are included in the Group’s lease liability calculation. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments are incurred.

(n) Income per share

Basic income per share is computed by dividing net income attributable to the holders of shares by the weighted average number of shares outstanding during the year.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

(o) Comprehensive income

Comprehensive income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented in the combined and consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

(p) Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (CODM), or decision making-group, in deciding how to allocate resources and in assessing performance.

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands public entities’ segment disclosures, among others, requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss; an amount and description of its composition for other segment items; and interim disclosures of a reportable segment’s profit or loss and assets. This new guidance was effective for the Group beginning on this annual report for the year ended September 30, 2025, and applied retrospectively to all prior periods presented. The impact of the adoption of this guidance was not material to the Group’s financial position or results of operations, as the requirements impact only segment reporting disclosures in our notes to financial statements.